Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses And Deposits [Abstract]
Components of Prepaid Expenses and Deposits

	As at December 31,
	2017	2016
	$000’s	$000’s
Prepaid royalties	5,704	6,184
Prepaid expenses	22,281	14,888
Vendor deposits	1,408	1,495
Total current portion of prepaid expenses and deposits	29,393	22,567
Prepaid royalties	16,444	20,698
Vendor deposits	70	100
Total non-current portion of prepaid expenses and deposits	16,514	20,798